DETAILS OF ACCRUED LIABLIITES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
DETAILS OF ACCRUED LIABLIITES	DETAILS OF ACCRUED LIABILITIES
Included in accrued liabilities in Dole’s consolidated balances sheets were the following items:

	December 31, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Environmental and insurance reserves	$2,316	$1,132
Employee-related costs and benefits	130,663	42,358
Amounts due to growers	127,615	12,633
Sales, marketing and advertising	46,414	8,981
Shipping related costs	35,694	665
Materials and supplies	38,646	474
Accrued interest	2,134	783
Deferred income	2,038	788
Professional services	17,420	13,349
Other fees	2,511	2,642
Accrued rent	1,362	908
Other accrued capital expenditures	52	4,243
Hedging liability	800	1,424
Miscellaneous other accrued liabilities	57,266	33,083
Total accrued liabilities	$464,931	$123,463
Miscellaneous other accrued liabilities primarily include liabilities related to accrued litigation reserves and legal costs and other accruals recorded based on timing. See Note 19 “Commitments and Contingencies” for additional detail on the Company’s legal activity.